Investment properties - Summary of changes in investment properties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in investment property [abstract]
Beginning balance		₩ 363,108	₩ 675,391
Acquisition		5,479	10,090
Disposal		(106,344)	(230,148)
Depreciation		(15,058)	(18,115)	₩ (21,616)
Amounts transferred from (to) property and equipment		16,678	9,554
Amounts transferred from(to) assets held for sale	[1]	(6,057)	(83,664)
Ending balance		₩ 257,806	₩ 363,108	₩ 675,391

[1]	Comprise buildings and land, etc.